Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 69
2023	59
2024	20
Total operating lease payments	148
Less: imputed interest	(24)
Present value of lease liability	$ 124